Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions
Summary of consideration paid for acquiring assets and liabilities

	Fair value 2022 GBPm	Fair value 2023 GBPm	Fair value 2024 GBPm
Goodwill	269	68	146
Intangible assets	125	64	72
Property, plant and equipment	1	1	-
Other non-current assets	3	-	-
Current assets	8	3	6
Current liabilities	(21)	(10)	(14)
Borrowings	(3)	-	-
Deferred tax	(13)	(6)	(15)
Net assets acquired	369	120	195
Consideration (after taking account of £7m net cash acquired (2022: £6m; 2023: £4m))	369	120	195
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	4	(12)	(30)
Net cash flow	373	108	165